TYPE                    13F-HR
PERIOD                  03/31/2008
FILER
	CIK             0001103887
	CCC             c4xm$vxh
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, May 15th, 2008

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 30

Form 13F Information Table Value Total: AMOUNT $338,552 (thousands)


							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1                      Column 2    Column 3   Column 4          Column 5   Column 6  Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class   CUSIP      (x$1000 PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     PUT             037833950     144   1,000,000   SH     PUT   1,000,000
CISCO SYS INC                 COM             17275R102   2,409     100,000   SH             100,000        100,000     100,000
COMCAST CORP NEW              CL  A           20030N101   8,703     450,000   SH             450,000        450,000
CVR ENERGY INC                COM             12662P108     723      31,400   SH              31,400         31,400
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD  73936B408  14,572     400,000   SH             400,000        400,000
DEUTSCHE TELEKOM AG           SPONSORED ADR   251566105   3,316     200,000   SH             200,000        200,000
DIAMOND OFFSHORE DRILLING IN  COM             25271C102     259       2,200   SH               2,200          2,200
DRIL-QUIP INC                 COM             262037104     488      10,500   SH              10,500         10,500
ECHOSTAR CORP                 CL A            278768106     236       8,000   SH               8,000          8,000
GENERAL ELECTRIC CO           COM             369604103     592      16,000   SH              16,000         16,000
HALLIBURTON CO                COM             406216101     574      14,600   SH              14,600         14,600
ISHARES TR                    TRANSP AVE IDX  464287192   1,282      15,000   SH              15,000         15,000
LEAP WIRELESS INTL INC        COM             521863308   1,398      30,000   SH              30,000         30,000
LEGG MASON INC                COM             524901105   9,524     170,137   SH             170,137        170,137
MEDIACOM COMMUNICATIONS CORP  CL A            58446K105   8,455   1,841,951   SH           1,841,951      1,841,951
METROPCS COMMUNICATIONS INC   COM             591708102   1,700     100,000   SH             100,000        100,000
MARKET VECTORS ETF TR         AGRIBUS ETF     57060U605     493       9,200   SH               9,200          9,200
NEWS CORP                     CL B            65248E203   1,333      70,000   SH              70,000         70,000
NOKIA CORP                    SPONSORED ADR   654902204  53,435   1,683,400   SH           1,683,400      1,683,400
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  43,720   1,000,000   SH           1,000,000      1,000,000
QWEST COMMUNICATIONS INTL IN  COM             749121109   6,342   1,400,000   SH           1,400,000      1,400,000
SEMICONDUCTOR HLDRS TR        DEP RCPT        816636203 124,297   4,327,900   SH           4,327,900      4,327,900
PROSHARES TR                  ULTRASHRT FINL  74347R628     152       1,300   SH               1,300          1,300
SPRINT NEXTEL CORP            COM SER 1       852061100   6,690   1,000,000   SH           1,000,000      1,000,000
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206   1,061      43,700   SH              43,700         43,700
TIM PARTICIPACOES S A         SPONS ADR PFD   88706P106  11,996     371,522   SH             371,522        371,522
VERIZON COMMUNICATIONS        COM             92343V104  14,580     400,000   SH             400,000        400,000
VIVO PARTICIPACOES S A        SPON ADR PFD    92855S101   3,043     510,600   SH             510,600        510,600
VODAFONE GROUP PLC NEW        SPON ADR NEW    92857W209  11,804     400,000   SH             400,000        400,000
XM SATELLITE RADIO HLDGS INC  CL  A           983759101   5,229     450,000   SH             450,000        450,000





